UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-04010

OCM Mutual Fund
2600 Kitty Hawk Road
Suite 119
Livermore, CA 94551

 (Address of principal executive offices)

OCM Mutual Fund
Attn: Greg Orrell
2600 Kitty Hawk Road
Suite 119
Livermore, CA 94551

 (Name and address of agent for service)

Registrant's telephone number, including area code: (925) 455-0802

Date of fiscal year end: November 30

Date of reporting period: July 1, 2016 through June 30, 2017

Item 1. Proxy Voting Record

Company Name	Company Symbol	CUSIP Number	Shareholder Meeting Date	Describe The Matter Voted On	Proposed by Company or Shareholder	Did Orrell Capital vote?	How did Orrell Capital Vote?	Votes Cast for or Against Management
Cardinal Resources Ltd.	CDV AU	B8866Y1	8/11/2016	1. Ratification of the placement of shares,	Company	Yes	For	For
(Special Meeting)				Rule 7.1; 2. Ratification of the Placement of
shares, rule 1.7A; 3. Approval for the issue of
placement of shares.

Dacian Gold Ltd.	DCN AU	B8N9RJ7	10/3/2016	1. Discussion of Financial statements and	Company	Yes	For	For
reports; 2. Adoption of remuneration report;
3-4. Re-election of Robert Reynolds and Ian
Cochrane as directors; 5. Ratification of prior
issue of Equity securities--placement shares;
6. Renewal of Company's proportional take-
over approval provisions; 7. Issue of Equity
securities to director, Rohan Williams.

Royal Gold, Inc.	RGLD	780287108	11/16/2016	1A-1B. Election of directors Hayes & Vance;	Company	Yes	For	For
2. Appoint Ernst & Young as auditors; 3. Approve
advisory resolution relating to executive
compensation; 4. Approve amendment to
increase total of number of authorized shares
from 110,000,000 to 210,000,000 shares.

Cardinal Resources Ltd.	CDV AU	B8866Y1	11/7/2016	1. Remuneration Report; 2-3. Re-election of	Company	Yes	For	For
directors Malik Easah and Mark Connelly;
4. Issue of securities; 5. Approval of 10%
placement facility; 6. Re-appointment of
Greenwich & Co. as auditors.

Cardinal Resources Ltd.	CDV AU	B8866Y1	8/10/2016	1. Ratification of the issue of placement Shares	Company	Yes	For	For
2. Rule 7.1 2. Ratification of the issue
of placement shares. Rule 7.1A 3. Approval
for the issue of Placement shares.

Company Name	Company Symbol	CUSIP Number	Shareholder Meeting Date	Describe The Matter Voted On	Proposed by Company or Shareholder	Did Orrell Capital vote?	How did Orrell Capital Vote?	Votes Cast for or Against Management
Atlantic Gold Corp.	AGB CN	04854Q952	11/24/2016	1. Set number of directors at eight. 2. Elect	Company	Yes	For	For
				directors; Appoint Pricewaterhousecoopers
				LLP as auditors; 3. Authorizing directors to fix
				remuneration; 4. Ratify, confirm and approve
				rolling stock option plan; 5. Transact
				other business as may properly come
				before the meeting.

Aqua Metals, Inc.	AQMS	03837J101	12/21/2016	1. Elect directors; 2. Appoint Armanino LLP as	Company	Yes	For	For
				auditors.

Newmont Mining Corp.	NEM	651639106	4/20/2016	1A-F. Elect directors; 2. Appointment of	Company	Yes	For 1-4	For 1-4
				independent Registered Accounting			Against 5	Against 5
				firm; 3. Approve on an advisory basis
				named executive officer compensation;
				4. Approve frequency of stockholder
				vote on executive compensation;
				5. Stockholder proposal regarding human
				rights risk assessment.

Goldcorp, Inc.	GG	380956409	4/26/2017	1. Elect directors; 2. Appoint Deloitte LLP	Company	Yes	For 1-2	For 1-2
				as auditors, authorizing directors to			Against 3	Against 3
				fix remuneration. 3. Non-binding resolution
				accepting company's approach to
				executive remuneration.

Eldorado Gold Corp.	EGO	284902103	4/27/2017	1. Elect Directors; 2. Appoint KPMG as	Company	Yes	For	For
				auditors; 3. Authorize directors to fix auditors
				pay; 4. Approve resolution supporting
				company's approach to executive
				compensation on an advisory basis.

Company Name	Company Symbol	CUSIP Number	Shareholder Meeting Date	Describe The Matter Voted On	Proposed by Company or Shareholder	Did Orrell Capital vote?	How did Orrell Capital Vote?	Votes Cast for or Against Management
Alacer Gold Corp.	ASR CN	010679959	4/28/2017	1. Elect directors; 2. Appoint Pricewaterhouse	Company	Yes	For 1-3	For 1-3
				Coopers as auditors; 3. Ordinary resolution			Against 4	Against 4
				ratifying and confirming corporations 2017
				RSU plan authorizing directors to grant
				restricted stock units which may be redeemed
				as common shares of the corp. up to 5% of
				the issued and outstanding common shares of
				the corporation; 4. Advisory resolution on
				the corp. approach to executive compensation.

Agnico Eagle Mines Ltd.	AEM	008474108	4/28/2017	1. Elect directors; 2. Appoint Ernst & Young	Company	Yes	For 1-2	For 1-2
				as auditors, directors to fix remuneration;			Against 3	Against 3
				3. Non-binding advisory resolution accepting
				company's approach to executive compensation.

Randgold Resources Ltd. ADR	GOLD	752344309	5/2/2017	1. Receive audited financial statements;	Company	Yes	For	For
				2. Declare a final dividend of $1.00 payable
				March 17,2017; 3. Approve director's
				remuneration report; 4. Approve director's
				remuneration policy; 5-12. Re-elect directors;
				13. Re-appoint BDO LLP as auditors; 14.
				Authorize audit committee to determine
				remuneration of the auditors; 15. Authority to
				allot shares; 16. As part of their fees, each
				non-executive director be awarded 1,500 shares
				17. Resolve as part of fee senior independent
				director be awarded 2,000 shares and to vest on
				on date of grant; 18. Resolve as part of his fee
				Chairman be awarded 2,500 shares to vest
				on date of grant;

Company Name	Company Symbol	CUSIP Number	Shareholder Meeting Date	Describe The Matter Voted On	Proposed by Company or Shareholder	Did Orrell Capital vote?	How did Orrell Capital Vote?	Votes Cast for or Against Management
Randgold Resources Ltd. ADR	GOLD			19. Authority to disapply pre-emption
(Continued)				Rights; 20. Authority for the company
				to purchase its own ordinary shares
				and ADSS.

Centerra Gold, Inc.	CG CN	152006953	5/2/2017	1. Elect directors; 2. Appoint KPMG LLP as	Company	Yes	For	For
				auditors, directors to fix remuneration; 3.
				Approve corp. amended and restated restricted
				share unit plan; 4. Employee share purchase
				plan.

Kinross Gold Corp.	KGC	496902404	5/3/2017	1. Elect directors; 2. Appoint KPMG LLP as	Company	Yes	For 1-2	For 1-2
				auditors, directors to fix remuneration; 3. Pass			Against 3	Against 3
				an advisory resolution on Kinross' approach
				to executive compensation.
					Company	Yes	For	For
Tahoe Resources, Inc.	TAHO	873868103	5/3/2017	1. Elect directors; 2. Appoint Deloitte LLP
				as auditors; 3. Resolution that the shareholders
				accept the advisory board's approach to
				executive compensation.

Yamana Gold, Inc.	AUY	98462Y100	5/4/2017	1. Elect directors; 2. Appoint Deloitte LLP as	Company	Yes	For 1-2	For 1-2
				auditors; 3. On an advisory basis, accept			Against 3	Against 3
				the company's approach to executive
				compensation.

Franco-Nevada Corp.	FNV	351858105	5/9/2017	1. Elect directors; 2. Appoint Pricewaterhouse-	Company	Yes	For	For
				Coopers LLP as auditors, directors to fix
				remuneration; 3. Accept corp. approach to
				compensation.

Company Name	Company Symbol	CUSIP Number	Shareholder Meeting Date	Describe The Matter Voted On	Proposed by Company or Shareholder	Did Orrell Capital vote?	How did Orrell Capital Vote?	Votes Cast for or Against Management
Argonaut Gold, Inc.	AR CN	04016A952	5/10/2017	1. Elect directors; 2. Appoint Pricewaterhouse-	Company	Yes	For	For
				Coopers LLP as auditors, directors to fix
				remuneration; 3. Have shareholder advisory
				vote on the corp.'s report on executive
				compensation pay.

Silver Wheaton Corp.	SLW CN	828336107	5/10/2017	1. Elect directors; 2. Appoint Deloitte LLP as	Company	Yes	For	For
				auditors, directors to fix remuneration;
				3. Approve special resolution to amend the
				Articles of Continuance in order to change
				the name Silver Wheaton to Wheaton
				Precious Metals Corp; 4. Approve non-binding
				resolution re: company's approach to executive
				compensation.

AngloGold Ashanti Ltd. ADR	AU	035128206	5/16/2017	1-1-1.3, 2. Re-elect and elect directors;	Company	Yes	For	For
				3.1-3.6. Re-appoint members of the audit and risk
				committee; 4. Re-appoint Ernst & Young as
				auditors of the company; 5. Authority to
				directors to allot and issue ordinary shares;
				6. Non-binding advisory endorsement of the
				Anglogold remuneration policy; 7. Special
				resolution 1: Remuneration policy; 8. Special
				resolution 2: Authority to acquire the company's
				own shares. 9. Special resolution 3: Approval
				of the Anglogold limited deferred share plan;
				10. Authority to issue ordinary shares
				pursuant to the DSP; 11. General authority
				to directors to issue for cash those ordinary
				shares which the directors are authorized
				to allot and issue in terms of ordinary resolution;

Company Name	Company Symbol	CUSIP Number	Shareholder Meeting Date	Describe The Matter Voted On	Proposed by Company or Shareholder	Did Orrell Capital vote?	How did Orrell Capital Vote?	Votes Cast for or Against Management
AngloGold Ashanti Ltd. ADR	AU			12. General authority to provide financial
(Continued)				assistance in terms of section 44 and 45 of the
company's Act; 13. Amendment of Company
memorandum of incorporation; 14. Director's
authority to implement special and ordinary
resolutions.

Gold Fields Ltd. ADR	GFI	38059T106	5/24/2017	1. Re-appoint KPMG as auditors; 2A-2G.	Company	Yes	For	For
Election of directors; 3A-3E. Election of
Audit committee members; 4. Approval of
authorized but unissued ordinary shares;
S-1. Approval for the conversion of ordinary
par value shares to ordinary no par value
shares; S-2. Approval for the increase in the
authorized share capital; S-3. Approval
for the issuing of equity securities for cash;
S4A. Advisory endorsement of the remuner-
ation policy; S4B. Approval of the remuner-
ation of non-executive directors; S5. Approval
for the company's inter-group financial
assistance in terms of Sections 44 and 45 of
the act; S6. Acquisition of the company's own
shares; S7. Amendments to the existing
memorandum of incorporation.

Klondex Mines Ltd.	KDX CN	498696954	5/4/2017	1. Elect directors; 2. Appoint Pricewaterhouse-	Company	Yes	For	For
Coopers LLP as auditors, directors to fix
remuneration; 3. Pass resolution re: company's
approach to executive compensation;
4. Conduct a non-binding advisory vote on the
frequency of conducting a non-binding
advisory vote re: executive compensation.

Company Name	Company Symbol	CUSIP Number	Shareholder Meeting Date	Describe The Matter Voted On	Proposed by Company or Shareholder	Did Orrell Capital vote?	How did Orrell Capital Vote?	Votes Cast for or Against Management
Alamos Gold, Inc.	AGI	011532108	5/11/2017	1. Elect directors; 2. Appoint KPMG as auditors,	Company	Yes	For	For
directors to fix remuneration; 3. If deemed
advisable, pass a resolution to approve an
advisory resolution re: executive compensation.

Asanko Gold, Inc.	AKG CN	04341Y956	6/9/2017	1. Set number of directors at 7; 2. Elect	Company	Yes	For	For
directors; 3. Appoint KPMG LLP as auditors,
directors to fix remuneration; 4. Resolution
approving Company's incentive share option
plan; 5. Resolution approving Company's
share option plan for a further three year
period.

Sutter Gold Mining, inc.	SGM CN	86944A956	6/2/2017	1. Elect directors; 2. Appoint Devisser Gray LLP	Company	Yes	For	For
as auditor, directors to fix remuneration;
3. Confirm Company's stock option plan.

Wesdome Gold Mines Ltd.	WDO CN	95083R951	6/21/2017	1. Elect directors; 2. Appoint Grant Thornton	Company	Yes	For	For
LLP as auditor, directors to fix remuneration
3. Approve adoption of the 2017 Omnibus
Equity incentive plan of Wesdome.

Premier Gold Mines Ltd.	PG CN	74051D955	6/22/2017	1. Elect directors; 2. Appoint Grant Thornton	Company	Yes	For	For
LLP as auditor, directors to fix remuneration.

Jaguar Mining, Inc.	JAG CN	47009M400	6/5/2017	Did not vote, received proxy after meeting date.	Company	No

Endeavour Mining Corp.	EDV CN	G3040R950	6/27/2017	1. Elect directors; 2. Appoint Deloitte LLP as	Company	Yes	For	For
auditors, directors to fix remuneration;
3. Approve certain performance share unit and
performance share plan of the Corp.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

OCM Mutual Fund

/s/ Gregory M. Orrell
Gregory M. Orrell
President
August 9, 2017